FINANCIAL ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
FINANCIAL ASSETS

4.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under this heading at June 30, 2021 and December 31, 2020 is as follows:

06/30/2021	Amortized Cost Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	11,087	11,087	11,087
Trade receivables and other current assets (Note 5)	1,173	1,173	1,173
Current financial assets	3,330	3,330	3,330
Of which:
with related parties (Note 11)	15	15	15
Cash and cash equivalents	6,584	6,584	6,584

12/31/2020	Amortized Cost Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	17,304	17,304	17,304
Trade receivables and other current assets (Note 5)	1,646	1,646	1,646
Current financial assets	4,757	4,757	4,757
Of which:
with related parties (Note 11)	—	—	—
Cash and cash equivalents	10,901	10,901	10,901

Cash and cash equivalents include restricted cash which corresponds to cash from Spanish clients where the regulation obliges the Company to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet. As of June 30, 2021 and December 31, 2020, it amounted to 2,886 and 2,647 thousand euros, respectively.

Trade receivables and other current assets mainly include deposits made by customers through retail sport betting terminals, owned by other entities of Codere Group, to their online wallets and amounted to 357 and 498 thousand euros as of June 30, 2021 and December 31, 2020, respectively.

Current financial assets mainly correspond to deposits made by customers through payment service providers to their online wallets. Most of the current financial assets correspond to the online wallets and amounted to 3,327 and 4,412 thousand euros as of June 30, 2021 and December 31, 2020, respectively. These deposits are normally settled and appear in the online account between one to fifteen days after the transaction, depending on each payment service provider and are recognized as current financial assets.

Current financial assets from related parties correspond to the tax returns from Codere Group (specifically from Codere Newco), by which the Group has recognized a receivable (see Note 11) amounting to 15 and 0 thousand euros as of June 30, 2021 and December 31, 2020, respectively. These receivables are normally recognized as current financial assets.

The expected credit losses recognized on current financial assets as of June 30, 2021 and December 31, 2020 amounted to 55 and 49 thousand euros, respectively.

Codere Online Business [Member]
Reserve Quantities [Line Items]
FINANCIAL ASSETS

7.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under this heading at December 31, 2020, 2019 and January 1, 2019 is as follows:

	Amortized Cost
12/31/2020	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	17,304	17,304	17,304
Trade receivables and other current assets (Note 8)	1,646	1,646	1,646
Current financial assets	4,757	4,757	4,757
Of which:
with related parties (Note 15)	—	—	—
Cash and cash equivalents	10,901	10,901	10,901

	Amortized Cost
12/31/2019	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	42,124	42,124	42,124
Trade receivables and other current assets (Note 8)	29,732	29,732	29,732
Current financial assets	4,374	4,374	4,374
Of which:
with related parties (Note 15)	1,695	1,695	1,695
Cash and cash equivalents	8,018	8,018	8,018

	Amortized Cost
01/01/2019	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	33,053	33,053	33,053
Trade receivables and other current assets (Note 8)	27,782	27,782	27,782
Current financial assets	2,641	2,641	2,641
Of which:
with related parties (Note 15)	1,295	1,295	1,295
Cash and cash equivalents	2,630	2,630	2,630

Cash and cash equivalents include restricted cash corresponds to cash from Spanish clients where the regulation obliges the Company to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet. As of December 31, 2020, 2019 and January 1, 2019 it amounted to 2,647, 2,524 and 2,105 thousand euros, respectively.

Trade receivables and other current assets mainly include deposits made by customers through retail sport betting terminal, owned by other entities of Codere Group, to its online wallets amounted to 498, 28,999 and 26,560 thousand euros as of December 31, 2020, 2019 and January 1, 2019, respectively. The majority of them corresponds to current accounts with related parties Codere Apuestas S.A.U. amounted to 0, 26,365 and 25,408 thousand euros as of December 31, 2020, 2019 and January 1, 2019, respectively.

Current financial assets mainly correspond to deposits made by customers through payment service providers to its online wallets. The majority of them correspond to the online wallets and amounted to 4,412, 2,527 and 1,078 thousand euros as of December 31, 2020, 2019 and January 1, 2019, respectively. These deposits are normally settled and appear in the online account between one to fifteen days after the transaction, depending on each payment service provider and are recognized as current financial assets.

Current financial assets from related parties correspond to the tax returns from Codere Group (specifically from Codere España S.A.), by which the Group has recognized a receivable (see Note 15) amounting to 0, 1,695 and 1,295 thousand euros as of December 31, 2020, 2019 and January 1, 2019, respectively. These receivables are normally recognized as current financial assets.

The expected credit losses recognized on current financial assets as of December 31, 2020, 2019 and January 1, 2019 amounted to 49, 67 and 101 thousand euros, respectively.